INCOME TAXES (Details 1) - USD ($)	Nov. 30, 2018	Aug. 31, 2018	Nov. 30, 2017	Aug. 31, 2017
Net deferred tax assets
Net operating loss carry forward	$ 1,097,175	$ 993,192	$ 36,243
Valuation allowance	(1,097,175)	(993,192)	(36,243)
Net deferred tax asset